Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment accounts and its related accumulated depreciation
	Land	Buildings	Buildings	Total
At January 1, 2019
Cost	2,220	41,993	46	44,259
Accumulated depreciation and impairment	-	(15,126)	-	(15,126)
Net carrying amount	2,220	26,867	46	29,133

Net initial carrying amount - At January 1, 2019	2,220	26,867	46	29,133
Additions	-	14	74	88
Depreciation charge	-	(2,356)	-	(2,356)
Transfers (b)	273	1,187	-	1,460
Reclassifications	-	108	(108)	-
Translations adjustments	1	-	-	1
Net final carrying amount - At December 31, 2019	2,494	25,820	12	28,326

At January 1, 2020
Cost	2,494	43,302	12	45,808
Accumulated depreciation and impairment	-	(17,482)	-	(17,482)
Net carrying amount	2,494	25,820	12	28,326

Net initial carrying amount - At January 1, 2020	2,494	25,820	12	28,326
Additions	-	58	40	98
Depreciation charge	-	(2,413)	-	(2,413)
Reclassifications	-	32	(32)	-
Translations adjustments	11	51	-	62
Net final carrying amount - At December 31, 2020	2,505	23,548	20	26,073

At December 31, 2020
Cost	2,505	43,443	20	45,968
Accumulated depreciation and impairment	-	(19,895)	-	(19,895)
Net carrying amount	2,505	23,548	20	26,073

Net initial carrying amount - At January 1, 2021	2,505	23,548	20	26,073
Additions	-	28	124	152
Depreciation charge	-	(4,316)	-	(4,316)
Transfers (b)	10,692	30,458	-	41,150
Reclassifications	-	123	(123)	-
Translations adjustments	(9)	(39)	-	(48)
Net final carrying amount - At December 31, 2021	13,188	49,802	21	63,011

At December 31, 2021
Cost	13,188	74,013	21	87,222
Accumulated depreciation and impairment	-	(24,211)	-	(24,211)
Net carrying amount	13,188	49,802	21	63,011

Schedule of Depreciation of investment property
	2019	2020	2021
Cost of services and goods (Note 26. ii)	2,356	2,413	4,316

Schedule of property, plant and equipment accounts and its related accumulated depreciation
					Furniture		Replacement
					and	Other	and in-transit	Work in
	Land	Buildings	Machinery	Vehicles	fixtures	equipment	units	progress	Total
At January 1, 2019
Cost	20,482	129,482	689,845	85,349	59,643	170,622	17,814	34,582	1,207,819
Accumulated depreciation and impairment	(273)	(33,808)	(435,630)	(45,272)	(49,311)	(139,579)	(10)	(352)	(704,235)
Net carrying amount	20,209	95,674	254,215	40,077	10,332	31,043	17,804	34,230	503,584

Net initial carrying amount	20,209	95,674	254,215	40,077	10,332	31,043	17,804	34,230	503,584
Additions (i)	290	459	23,011	866	759	9,897	7,036	39,584	81,902
Depreciation charge	-	(7,387)	(48,035)	(9,816)	(2,338)	(12,989)	(1)	-	(80,566)
Sale of assets, net	-	-	(3,365)	(4,299)	(47)	(72)	(9)	-	(7,792)
Disposals, net	-	(674)	(316)	(101)	(187)	(2,350)	-	-	(3,628)
Impairment loss	-	-	(3,155)	-	-	-	-	(15,785)	(18,940)
Transfers (iii)	(273)	(1,187)	-	-	-	-	-	(804)	(2,264)
Reclassifications	-	1,672	52,720	342	207	369	(14,217)	(41,093)	-
Translations adjustments	(525)	(647)	(3,719)	(746)	(142)	(2,527)	-	-	(8,306)
Net final carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990

At December 31, 2019
Cost	19,974	129,911	726,173	75,146	58,236	179,179	10,624	32,269	1,231,512
Accumulated depreciation and impairment	(273)	(42,001)	(454,817)	(48,823)	(49,652)	(155,808)	(11)	(16,137)	(767,522)
Net carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990

					Furniture		Replacement
					and	Other	and in-transit	Work in
	Land	Buildings	Machinery	Vehicles	fixtures	equipment	units	progress	Total
At January 1, 2020
Cost	19,974	129,911	726,173	75,146	58,236	179,179	10,624	32,269	1,231,512
Accumulated depreciation and impairment	(273)	(42,001)	(454,817)	(48,823)	(49,652)	(155,808)	(11)	(16,137)	(767,522)
Net carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990

Net initial carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990
Additions (i)	-	412	17,941	-	844	1,781	3,549	11,538	36,065
Depreciation charge	-	(7,636)	(53,220)	(4,461)	(1,344)	(11,899)	-	-	(78,560)
Sale of assets, net (ii)	-	(134)	(753)	(5,926)	(28)	(20)	-	-	(6,861)
Disposals, net	(9,895)	(2,014)	(237)	(94)	(140)	6	-	-	(12,374)
Impairment loss	-	(161)	(5,069)	(17)	33	-	-	-	(5,214)
Transfers	-	-	-	-	-	89	-	-	89
Reclassifications	-	1,404	23,745	35	-	379	(2,216)	(23,347)	-
Translations adjustments	800	1,419	3,474	864	(12)	1,769	-	20	8,334
Net final carrying amount	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469

At December 31, 2020
Cost	10,879	132,940	750,769	64,666	52,843	156,111	11,957	20,481	1,200,646
Accumulated depreciation and impairment	(273)	(51,740)	(493,532)	(47,942)	(44,906)	(140,635)	(11)	(16,138)	(795,177)
Net carrying amount	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469

					Furniture		Replacement
					and	Other	and in-transit	Work in
	Land	Buildings	Machinery	Vehicles	fixtures	equipment	units	progress	Total
At January 1, 2021
Cost	10,879	132,940	750,769	64,666	52,843	156,111	11,957	20,481	1,200,646
Accumulated depreciation and impairment	(273)	(51,740)	(493,532)	(47,942)	(44,906)	(140,635)	(11)	(16,138)	(795,177)
Net carrying amount	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469

Net initial carrying amount	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469
Additions (i)	85	131	15,786	519	661	5,175	2,572	13,262	38,191
Depreciation charge	-	(5,455)	(49,753)	(4,561)	(1,335)	(9,676)	-	-	(70,780)
Sale of assets, net (ii)	-	(10)	(4,361)	(1,143)	(31)	(139)	-	-	(5,684)
Disposals, net	-	(647)	(610)	(111)	(127)	(22)	-	-	(1,517)
Impairment loss	-	-	(8,055)	-	-	-	(33)	-	(8,088)
Transfers (iii)	(10,692)	(30,458)	120	14	-	-	-	(218)	(41,234)
Deconsolidation, net (iv)	-	(3,418)	-	(14)	(199)	(4,304)	-	-	(7,935)
Reclassifications	10,198	(6,515)	13,444	918	(2)	484	(2,645)	(15,882)	-
Translations adjustments	(479)	(655)	(3,058)	(528)	(53)	(479)	-	-	(5,252)
Net final carrying amount	9,718	34,173	220,750	11,818	6,851	6,515	11,840	1,505	303,170

At December 31, 2021
Cost	9,718	72,405	849,980	219,105	33,614	57,707	11,850	1,505	1,255,884
Accumulated depreciation and impairment	-	(38,232)	(629,230)	(207,287)	(26,763)	(51,192)	(10)	-	(952,714)
Net carrying amount	9,718	34,173	220,750	11,818	6,851	6,515	11,840	1,505	303,170

Schedule of Depreciation of property, plant and equipment and investment property
	2019	2020	2021

Cost of services and goods (Note 26.ii)	70,368	66,479	60,230
Administrative expenses (Note 26.ii)	1,670	5,432	4,610
Depreciation discontinued operations	8,528	6,649	5,940
	80,566	78,560	70,780

Schedule of net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease contracts
	2019	2020	2021

Cost of acquisition	68,553	64,623	64,640
Accumulated depreciation	(46,773)	(52,165)	(53,321)
Net carrying amount	21,780	12,458	11,319

Schedule of Corporation recognized assets and liabilities for right-of-use
	Buildings	Machinery and equipments	Vehicles	Total
At January 1, 2019
Additions	80,279	18,597	20,830	119,706
Depreciation charge	(13,568)	(6,899)	(8,929)	(29,396)
Translations adjustments	271	-	-	271
Net final carrying amount	66,982	11,698	11,901	90,581

At December 31, 2019
Cost	80,550	18,597	20,830	119,977
Accumulated depreciation	(13,568)	(6,899)	(8,929)	(29,396)
Net carrying amount	66,982	11,698	11,901	90,581

Net initial carrying amount - At January 1, 2020	66,982	11,698	11,901	90,581
Additions	6,681	876	4,518	12,075
Depreciation charge	(13,211)	(5,834)	1,514	(17,531)
Disposals, net	(10,463)	-	(11,078)	(21,541)
Translations adjustments	880	-	54	934
Net final carrying amount - At December 31, 2020	50,869	6,740	6,909	64,518

At December 31, 2020
Cost	75,849	19,344	14,324	109,517
Accumulated depreciation	(24,980)	(12,604)	(7,415)	(44,999)
Net carrying amount	50,869	6,740	6,909	64,518

Net initial carrying amount - At January 1, 2021	50,869	6,740	6,909	64,518
Additions	8,260	317	5,354	13,931
Depreciation charge	(12,589)	(5,355)	(5,755)	(23,699)
Deconsolidation, net	(6,416)	-	(216)	(6,632)
Reclassifications	-	1,356	(1,356)	-
Translations adjustments	(352)	-	(49)	(401)
Net final carrying amount - At December 31, 2021	39,772	3,058	4,887	47,717

At December 31, 2021
Cost	61,596	19,671	17,124	98,391
Accumulated depreciation	(21,824)	(16,613)	(12,237)	(50,674)
Net carrying amount	39,772	3,058	4,887	47,717

Schedule of expense for depreciation of right-of-use assets
	2019	2020	2021

Cost of services and goods (Note 26.ii)	22,721	10,840	17,517
Administrative expenses (Note 26.ii)	237	961	815
Depreciation discontinued operations	6,438	5,730	5,367
	29,396	17,531	23,699

Schedule of total depreciation is composed
	2019	2020	2021

Depreciation of property, plant and equipment (Note 16.2)	80,566	78,560	70,780
Depreciation related to right-of-use assets (Note 16.3)	29,396	17,531	23,699
Depreciation related to investment property (Note 16.1)	2,356	2,413	4,316
	112,318	98,504	98,795